Operating leases (Details) - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	₨ 1,929	₨ 1,710	₨ 2,244
Less than one year
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	496	383	396
Between one and five years
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,144	961	1,185
More than five years
Disclosure of operating lease by lessee [Line Items]
Minimum lease payments payable under non-cancellable operating lease	₨ 289	₨ 366	₨ 663